THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 31, 2000.


                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549
                              FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999.
Check here if Amendment                     [X];   Amendment Number:  2
This Amendment (Check only one.):           [ ]    is a restatement
                                            [X]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Holding Inc.
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:      28- 4174

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:         Kim M. Wieland
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Title:        Vice President
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Phone:        212) 832-8000
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Signature, Place, and Date of Signing:

   /s/Kim M. Wieland         New York, New York        September  11 , 2000
---------------------    ----------------------  ---------------------------
       [Signature]            [City, State]                    [Date]



Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










                                                       Form 13F Summary Page


     Report Summary:

Number of Other Included Managers:                         2

Form 13F Information Table Entry Total:                   296

Form 13F Information Table Value Total:           $1,641,288,784

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number                       Name

  1                           28-5910               Allen & Company Incorporated

  2                           28-6492               Allen Capital Incorporated





             ITEM I               ITEM 2   ITEM 3   ITEM 4    ITEM 5                ITEM 6        ITEM 7  ITEM 8
                                                                                    INVESTMENT DISCRETION VOTING AUTHORITY
                                                    FAIR MARKET               (a)    (b)    (c)             (a)      (b)      (c)
             NAME OF ISSUER       CLASS  CUSIP      VALUE     POSITIONCLASS  SOLE   SHARE  OTHER  MANAGERS  SOLE    SHARE    OTHER
                                           NUMBER

             MEDIAONE GROUP INC   COM    5844OJ104  9,601,500 125,000               125,000                125,000


